Concentration of Credit Risk (Tables)	6 Months Ended
Mar. 31, 2026
Concentration of Credit Risk [Abstract]
Schedule of Concentration of Credit Risk

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total revenue.

	For the six months ended March 31,
	2026	2025
Percentage of the Group’s total revenue
Customer N	14.66%	25.37%
Customer L	25.10%	24.09%
Customer M	19.40%	12.43%
Customer K	11.77%	12.10%
Customer R	27.49%	*

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total accounts receivable:

	As of March 31, 2026	As of September 30, 2025
Percentage of the Group’s accounts receivable
Customer K	15.11%	18.07%
Customer L	23.24%	26.04%
Customer M	18.80%	20.87%
Customer N	22.81%	28.30%
Customer R	16.19%	*

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total contract liabilities:

	As of March 31, 2026	As of September 30, 2025
Percentage of the Group’s contract liabilities
Customer O	78.39%	84.90%
Customer J	16.87%	11.60%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended March 31,
	2026	2025
Percentage of the Group’s purchase
Supplier S	98.63%	19.43%
Supplier B	*	17.61%
Supplier O	*	14.81%
Supplier F	*	10.74%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payable to suppliers:

	As of March 31, 2026	As of September 30, 2025
Percentage of the Group’s account payable
Supplier S	*	87.60%
Supplier O	*	12.34%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers:

	As of March 31, 2026	As of September 30, 2025
Percentage of the Group’s advance to suppliers
Supplier T	85.70%	99.93%

*	represent percentage less than 10%